Schedule of Other Accounts Payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other accounts payable		R$ 970,292	R$ 705,286
Other accounts payable, current		370,383	235,400
Other accounts payable, noncurrent		599,909	469,886
Fair Value Purchase And Sale Of Power [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		545,468	343,406
Generation Deviation Wind Projects [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		108,031	94,089
Investment Acquisition [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		46,361	14,169
Payments Returns To Consumers [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		45,579	49,401
Pledges In Guarantee [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		35,285	16,409
Obligations To Customers Gas Sales Operations [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	[1]	35,130	29,508
Aneel Order Provision [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		34,113	29,174
Public Lighting Rate Collected [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		32,895	48,188
Financial Offset For The Use Of Water Resources [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		12,066	9,799
Other Liabilities Other Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		R$ 75,364	R$ 71,143

[1]	The variation in provisions for legal claims occurred due to the review of the assessment of the Company’s legal advisors, mainly in civil claims. The details of the actions are shown in Note 30.